Debt	12 Months Ended
Dec. 31, 2021
Debt
Debt

6.   Debt

As at December 31, 2021, the Company had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 11 vessels as at December 31, 2021. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default.

The outstanding principal balances in the table below approximate the fair value for the Company’s variable-rate debt, which is considered to be a Level 2 item for fair values purposes as the Company considers the estimate of rates it could obtain for similar debt.  The fair value of an asset or liability is based on assumptions that market participants would use in pricing the asset or liability.  The hierarchies of inputs used when determining fair value are described below:

Level 1: Valuations based on quotes prices in active markets for identical instruments that the Company is able to access.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

Level 2: Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The outstanding principal balances on each loan facility as at December 31, 2021 and 2020 were as follows:

	As at December 31
	2021	2020
NIBC Bank Facility	—	4,625,000
Nordea/SEB Joint Bank Facility	56,599,042	88,503,292
Nordea/SEB Revolving Facility	28,953,901	39,237,241
ABN/CACIB Joint Bank Facility	51,339,576	57,124,104
ABN AMRO Revolving Facility	1,679,856	14,394,250
IYO Bank Facility	8,400,000	10,000,000
Total debt	146,972,375	213,883,887
Deferred finance fees	(1,870,984)	(3,372,923)
Net total debt	145,101,391	210,510,964
Current portion of long-term debt	15,834,489	23,506,236
Current portion of deferred finance fees	(731,303)	(1,049,840)
Total current portion of long-term debt	15,103,186	22,456,396
Non-current portion of long-term debt	129,998,205	188,054,568

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
December 31
2021
2022	15,834,489
2023	17,514,346
2024	110,023,540
2025	3,600,000
146,972,375

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to the Company in 2014. The facility was drawn down in September 2014. Interest is calculated at a rate of LIBOR plus 2.90%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final installment. On January 7, 2021, Ardmore repaid the facility in full.

Nordea / SEB Joint Bank Facility and Nordea / SEB Revolving Facility

On December 11, 2019, eight of ASC’s subsidiaries entered into a $100.0 million long-term loan facility and a $40.0 million revolving credit facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The facility was fully drawn down in December 2020 and December 2019. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The revolving facility may be drawn down or repaid with five days’ notice. On June 25, 2021, Ardmore partially repaid the facility in connection with the refinancing of two of the vessels under a new sale and leaseback arrangement. The term loan and revolving credit facility mature in December 2024.

ABN/CACIB Joint Bank Facility

On December 11, 2019, four of ASC’s subsidiaries entered into a $61.5 million long-term loan facility with ABN AMRO Bank N.V. and Credit Agricole Corporate and Investment Bank to refinance existing facilities. Interest is calculated at a rate of LIBOR plus 2.4%.  Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in December 2024.

ABN AMRO Revolving Facility

On October 24, 2017, the Company entered into a $15.0 million revolving credit facility with ABN AMRO to fund working capital. On October 7, 2021, the Company exercised an option to extend this facility to June 2023. Interest payments are payable on a quarterly basis. Interest under this facility is calculated at a rate of LIBOR plus 3.8%.

IYO Bank Facility

On December 17, 2020, one of ASC’s subsidiaries entered into a $10.0 million long-term loan facility with IYO Bank to finance a secondhand vessel acquisition which delivered to the Company in 2020. The facility was drawn down in December 2020. Interest is calculated at a rate of LIBOR plus 2.25%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in December 2025.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash and which includes the undrawn portion of the Nordea/SEB Revolving Facility), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as at December 31, 2021, was $18.8 million;
●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
●	maintain a corporate net worth of not less than $150 million; and
●	maintain positive working capital, excluding balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as at December 31, 2021 and 2020.